Long-Term Investments (Details)	Jun. 24, 2022 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Jun. 24, 2022 HKD ($)
Long-Term Investments [Line Items]
Partnership agreement		$ 256,420	$ 256,420
Investment amount		1,747,784
Limited Partnership [Member]
Long-Term Investments [Line Items]
Partnership agreement	$ 256,420			$ 2,000,000
Partnership interest, percentage	20.00%
Long Term Investment [Member]
Long-Term Investments [Line Items]
Investment amount		$ 1,747,784